SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Summary Of Significant Accounting Policies [Abstract]
Summary of Depreciation Calculated on Straight-line Basis Over Estimated Useful Lives of Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Freehold land	Not depreciated
Building	39 years
Leasehold improvements	Lesser of the lease term or the asset life
Other	3 to 15 years

Summary of Intangible Assets Amortized	Intangible assets are amortized on the straight-line basis over the following useful economic lives:

Software	3 years
Patents	up to 20 years